THERMADYNE HOLDINGS CORPORATION CONSOLIDATED BALANCE SHEETS (Dollars in thousands) (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Allowances for doubtful accounts $600 and $400, respectively (in Dollars)	$ 600	$ 400
Accumulated depreciation of $12,308 and $1,274, respectively (in Dollars)	$ 12,308	$ 1,274
Commonstock, $0.01 par value (in Dollars per share)	$ 0.01	$ 0.01
Commonstock, Authorized--1,000 shares	1,000	1,000
Commonstock, 1,000 shares Issued	1,000	1,000
Commonstock, 1,000 shares Outstanding	1,000	1,000